Average Annual Total Returns - Service Shares - Janus Henderson Flexible Bond Portfolio	Service Shares 1 Year	Service Shares 5 Years	Service Shares 10 Years	Service Shares Since Inception	Service Shares Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	10.25%	4.67%	4.19%	6.09%	Sep. 13, 1993	7.51%	4.44%	3.84%	5.23%